Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Result before tax	€ 8,385	€ 3,399	€ 5,653
Adjusted for: - Depreciation and amortisation	834	829	789
- Addition to loan loss provisions	516	2,675	1,120
- Other non-cash items in Result before tax	(1,190)	1,671	1,213
Taxation paid	(1,873)	(1,734)	(2,345)
Changes in: - Net change in Loans and advances to/from banks, not available/payable on demand	8,700	53,078	(3,911)
- Net change in Trading assets and Trading liabilities	(5,620)	2,566	(2,568)
- Loans and advances to customers	(27,860)	2,876	(16,687)
- Customer deposits	10,339	39,740	18,040
- Other	(7,175)	(3,856)	11,752
Net cash flow from/(used in) operating activities	(14,943)	101,243	13,055
Cash flows from investing activities
- Acquisition of subsidiaries, net of cash acquired			(17)
- Associates and joint ventures	(91)	(24)	(507)
- Property and equipment	(184)	(287)	(355)
- Associates and joint ventures	57	24	67
- Dispoal of subsidiaries, net of cash disposed	27	(3)
- Property and equipment	39	75	81
- Loans sold			744
Net cash flow from/(used in) investing activities	6,220	(8,487)	(2,495)
Cash flows from financing activities
Proceeds from debt securities	85,113	65,308	90,793
Repayments of debt securities	(76,150)	(99,212)	(94,497)
Proceeds from issuance of subordinated loans	3,163	2,165	3,429
Repayments of subordinated loans	(2,449)	(2,786)	(933)
Repayments of principal portion of lease liabilities	(301)	(273)	(271)
Purchase/sale of treasury shares	(1,608)	5	1
Dividends paid	(2,382)	(3)	(2,679)
Other financing	1	(1)	2
Net cash flow from/(used in) financing activities	5,387	(34,796)	(4,154)
Net cash flow	(3,335)	57,960	6,406
Cash and cash equivalents at beginning of year 34	111,566	54,031	47,529
Effect of exchange rate changes on cash and cash equivalents	(565)	(425)	95
Cash and cash equivalents at end of year 34	107,665	111,566	54,031
Other investment purchased [member]
Cash flows from investing activities
- Other investments	(179)	(300)	(395)
Other investments disposed [Member]
Cash flows from investing activities
- Other investments	0	12	34
Financial assets at fair value through other comprehensive income [member]
Cash flows from investing activities
- Financial instruments at fair value through other comprehensive income	(13,186)	(16,949)	(16,270)
- Financial assets at fair value through other comprehensive income	17,750	14,571	13,390
Securities at amortised cost [member]
Cash flows from investing activities
- Financial instruments at fair value through other comprehensive income	(44,945)	(37,522)	(12,268)
- Financial assets at fair value through other comprehensive income	€ 46,933	€ 31,918	€ 13,001